Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
Note 14—Derivative Instruments and Hedging Activities
We are exposed to certain concentrations of interest rate and foreign currency exchange rate risk: periodically, we enter into derivative instruments to manage our exposure to fluctuations in these rates. We have documented policies and procedures to monitor and control the use of derivative instruments. We do not engage in derivative transactions for speculative or trading purposes, nor are we a party to leveraged derivatives.
For foreign currency forward contracts, hedge effectiveness is evaluated at inception based on the matching of critical terms between derivative contracts and the hedged item. Any change in fair value resulting from ineffectiveness is recognized immediately in earnings.
Cash Flow Hedges
Several of our regional shorebases have a significant amount of their cash operating expenses payable in local currencies. To limit the potential risk of currency fluctuations, we periodically enter into forward contracts, which have historically settled monthly in the operations’ respective local currencies. All of these contracts had a maturity of less than 12 months. During 2020, we did not enter into any forward contracts. During 2019, we entered into forward contracts of approximately $15.8 million, all of which settled during 2019. At both December 31, 2020 and 2019, we had no outstanding derivative contracts.
Financial Statement Presentation
The following table, together with “Note 15—Fair Value of Financial Instruments,” summarizes the recognized gains and losses of cash flow hedges and non-designated
derivatives through AOCI or as “Contract drilling services” revenue or costs for the years ended December 31, 2020 and 2019:

	Year Ended December 31,
	2020	2019
	Gain/(loss) reclassified from AOCI to “Contract drilling services” costs
Cash flow hedges
Foreign currency forward contracts	$—	$320
There were no foreign currency forward contracts outstanding as of December 31, 2020.